Significant subsidiaries and equity method investments (Details) - 12 months ended Dec. 31, 2015
€ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, ZAR in Millions, TRY in Millions, THB in Millions, SGD in Millions, SFr in Millions, SAR in Millions, RUB in Millions, PLN in Millions, MYR in Millions, MXN in Millions, IDR in Millions, HKD in Millions, CAD in Millions, BRL in Millions, AUD in Millions, $ in Millions
	CHF (SFr)	USD ($)	GBP (£)	JPY (¥)	BRL	MXN	AUD	EUR (€)	HKD	PLN	SGD	INR (₨)	CAD	ZAR	MYR	RUB	THB	IDR	SAR	TRY
BANK-now AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 30.0
Credit Suisse Group Finance (U.S.) Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		$ 100.0
Credit Suisse Trust AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 5.0
Credit Suisse Trust Holdings Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			£ 2.0
CS LP Holdings AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Fides Treasury Services AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 2.0
Inreska Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			3.0
Neue Aargauer Bank AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 134.1
Savoy Hotel Baur en Ville AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	88.00%
Nominal capital | SFr	SFr 7.5
Credit Suisse AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 4,399.7
AJP Cayman Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				¥ 8,025.6
Banco Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | BRL					BRL 53.6
Banco Credit Suisse (Mexico), S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | MXN						MXN 1,716.7
Banco de Investimentos Credit Suisse (Brasil) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | BRL					164.8
Boston Re Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		2.0
CJSC Bank Credit Suisse (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		37.8
Column Financial, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | AUD							AUD 34.1
Credit Suisse (Brasil) Distribuidora de Titulos e Valoes Mobiliarios S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | BRL					5.0
Credit Suisse (Brasil) S.A. Corretora de Titulos e Valores Mobiliarios
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | BRL					98.4
Credit Suisse (Cayman) Management Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse (Deutschland) Aktiengesellschaft
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								€ 130.0
Credit Suisse (Gibraltar) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			5.0
Credit Suisse (Channel Islands) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		6.1
Credit Suisse (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | HKD									HKD 13,758.0
Credit Suisse Istanbul Menkul Degerler A.S.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | TRY																				TRY 6.8
Credit Suisse (Italy) S.P.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								139.6
Credit Suisse (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 230.9
Credit Suisse (Monaco) S.A.M.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								18.0
Credit Suisse (Poland) SP. z o.o
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | PLN										PLN 20.0
Credit Suisse (Qatar) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		29.0
Credit Suisse (Singapore) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SGD											SGD 743.3
Credit Suisse (UK) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			245.2
Credit Suisse (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Fund Service Luxembourg SA
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 1.5
Credit Suisse Asset Management (UK) Holding Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			144.2
Credit Suisse Asset Management Immobilien Kapitalanlagegesellschaft mbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								6.1
Credit Suisse Asset Management International Holding Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 20.0
Credit Suisse Asset Management Investments Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Credit Suisse Asset Management Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | £			£ 45.0
Credit Suisse Asset Management, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1,086.8
Credit Suisse Atlas I Investments (Luxembourg) S.a.r.l.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Business Analytics (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨												₨ 40.0
Credit Suisse Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		937.6
Credit Suisse Energy LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Equities (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | AUD							62.5
Credit Suisse Finance (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨												1,050.1
Credit Suisse First Boston (Latam Holdings) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		23.8
Credit Suisse First Boston Finance B.V.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | €								€ 0.0
Credit Suisse First Boston Mortgage Capital LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		356.6
Credit Suisse First Boston Next Fund, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		10.0
Credit Suisse Fund Management S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.3
Credit Suisse Funds AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 7.0
Credit Suisse Hedging-Griffo Corretora de Valores S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | BRL					BRL 29.6
Credit Suisse Holding Europe (Luxembourg) S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 32.6
Credit Suisse Holdings (Australia) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | AUD							AUD 42.0
Credit Suisse Holdings (USA), Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		4,184.7
Voting rights held by other subsidiary in %	43.00%
Credit Suisse International
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		12,366.1
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	80.00%
Credit Suisse International (Bank)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital		12,366.1
Equity interest held by other subsidiary in %	98.00%
Voting rights held by other subsidiary in %	80.00%
Remaining voting interests held by parent in %	2.00%
Credit Suisse Leasing 92A, L.P.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		43.9
Credit Suisse Life and Pensions AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 15.0
Credit Suisse Life (Bermuda) Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1.0
Credit Suisse Loan Funding LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Credit Suisse Management LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		896.8
Credit Suisse Principal Investments Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				3,324.0
Credit Suisse Prime Securities Services (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		263.3
Credit Suisse Private Equity, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		42.2
Credit Suisse PSL GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.0
Credit Suisse Securities (Canada), Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | CAD													CAD 3.4
Credit Suisse Securities (Europe) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		3,859.3
Credit Suisse Securities (Hong Kong) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | HKD									HKD 2,080.9
Credit Suisse Securities (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨												2,214.7
Credit Suisse Securities (Japan) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ¥				¥ 78,100.0
Credit Suisse Securities (Johannesburg) (Proprietary) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ZAR														ZAR 0.0
Credit Suisse Securities (Malaysia) Sdn. Bhd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | MYR															MYR 100.0
Credit Suisse Securities (Moscow)
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | RUB																RUB 97.1
Credit Suisse Securities (Singapore) Pte Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SGD											SGD 30.0
Credit Suisse Securities (Thailand) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | THB																	THB 500.0
Credit Suisse Securities (USA) LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		1,881.7
Credit Suisse Services (India) Private Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | ₨												₨ 0.1
CSAM Americas Holding Corp.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
DLJ Merchant Banking Funding, Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
CS Non-Traditional Products Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.1
DLJ Mortgage Capital, Inc.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
Merban Equity AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital | SFr	SFr 0.1
Merchant Holding, Inc
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.0
SPS Holding Corporation
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		0.1
PT Credit Suisse Securities Indonesia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	99.00%
Nominal capital | IDR																		IDR 235,000.0
Credit Suisse Hypotheken AG
Significant subsidiaries and equity method investments disclosures
Equity interest in %	98.00%
Nominal capital | SFr	SFr 0.1
Asset Management Finance LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Nominal capital		$ 341.8
Credit Suisse Saudi Arabia
Significant subsidiaries and equity method investments disclosures
Equity interest in %	71.00%
Nominal capital | SAR																			SAR 300.0
Credit Suisse Founder Securities Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	33.00%
E.L. and C. Baillieu Stockbroking (Holdings) Pty Ltd
Significant subsidiaries and equity method investments disclosures
Equity interest in %	23.00%
ICBC Credit Suisse Asset Management Co., Ltd.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	20.00%
York Capital Management Global Advisors, LLC
Significant subsidiaries and equity method investments disclosures
Equity interest in %	5.00%
Holding Verde Empreendimentos e Participacoes S.A.
Significant subsidiaries and equity method investments disclosures
Equity interest in %	0.00%
Credit Suisse Group Finance (Guernsey) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group (Guernsey) I Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group (Guernsey) II Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group (Guernsey) IV Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Credit Suisse Group Funding (Guernsey) Limited
Significant subsidiaries and equity method investments disclosures
Equity interest in %	100.00%
Swisscard AECS GmBH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	50.00%
SECB Swiss Euro Clearing Bank GmbH
Significant subsidiaries and equity method investments disclosures
Equity interest in %	25.00%